THE MERGER FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2000

 SHARES                                                                     VALUE
 ------                                                                  ------------
COMMON STOCKS -- 83.81%*
           AUTOS -- 0.52%*
   46,700  General Motors Corporation(2)...............................  $  3,867,344
                                                                         ------------
           BANKS -- 1.68%*
  164,000  First Security Corporation(4)...............................     1,968,000
   55,400  U.S. Trust Corporation......................................    10,470,600
                                                                         ------------
                                                                           12,438,600
                                                                         ------------
           BROADCASTING -- 4.70%*
  183,200  CBS Corporation**(1)........................................    10,373,700
  481,800  CTV Inc.**(1)(5)............................................    12,743,573
   93,287  General Motors Corporation -- Class H**.....................    11,614,231
                                                                         ------------
                                                                           34,731,504
                                                                         ------------
           CABLE TV -- 4.94%*
  450,600  MediaOne Group, Inc.**(1)...................................    36,498,600
                                                                         ------------
           CHEMICALS -- 3.58%*
    6,551  The Dow Chemical Company....................................       746,814
  441,000  Union Carbide Corporation(1)................................    25,715,813
                                                                         ------------
                                                                           26,462,627
                                                                         ------------
           COMPUTER HARDWARE -- 0.80%*
   98,500  Seagate Technology, Inc.**(4)...............................     5,934,625
                                                                         ------------
           COMPUTER SOFTWARE -- 1.34%*
  153,400  Aspect Development, Inc.**(1)...............................     9,875,125
                                                                         ------------
           FIBER OPTICS -- 3.05%*
  119,900  Ortel Corporation**(4)......................................    22,503,731
                                                                         ------------
           FOOD RETAILERS -- 4.61%*
  461,700  Hannaford Bros. Co.(1)......................................    34,050,375
                                                                         ------------
           FOOD WHOLESALERS -- 3.67%*
1,052,000  U.S. Foodservice**(1).......................................    27,089,000
                                                                         ------------
           GAS UTILITIES -- 3.39%*
1,001,000  MCN Energy Group Inc.(1)....................................    25,025,000
                                                                         ------------
           GIFTWARE -- 0.05%*
   73,554  Syratech Corporation**(3)(6)................................       367,770
                                                                         ------------
           HOTELS & GAMING -- 1.28%*
  487,000  Mirage Resorts, Incorporated**..............................     9,435,625
                                                                         ------------
           HOUSEHOLD PRODUCTS -- 0.56%*
  219,300  WestPoint Stevens Inc.(4)...................................     4,166,700
                                                                         ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2000

 SHARES                                                                     VALUE
 ------                                                                  ------------
           INSURANCE -- 4.80%*
  233,900  Financial Security Assurance Holdings Ltd...................  $ 17,177,031
  442,300  Travelers Property Casualty Corp. -- Class A................    18,244,875
                                                                         ------------
                                                                           35,421,906
                                                                         ------------
           INTEGRATED OIL COMPANIES -- 2.58%*
  223,900  Atlantic Richfield Company..................................    19,031,500
                                                                         ------------
           INTERNET SERVICES -- 1.35%*
   16,518  Akamai Technologies, Inc.**(2)..............................     2,656,301
   81,416  InterVU Inc.**(3)...........................................     7,327,440
                                                                         ------------
                                                                            9,983,741
                                                                         ------------
           INVESTMENT MANAGEMENT -- 3.29%*
  635,100  PIMCO Advisors Holdings L.P.................................    24,332,269
                                                                         ------------
           NATURAL GAS TRANSMISSION & MARKETING -- 4.84%*
  291,800  Columbia Energy Group(4)....................................    17,289,150
  419,500  The Williams Companies, Inc.(1).............................    18,431,781
                                                                         ------------
                                                                           35,720,931
                                                                         ------------
           NETWORKING PRODUCTS -- 3.18%*
  723,600  Newbridge Networks Corporation**(1).........................    23,471,775
                                                                         ------------
           NETWORKING SERVICES -- 3.38%*
  454,100  Concentric Network Corporation**(1).........................    24,975,500
                                                                         ------------
           PAPER & FOREST PRODUCTS -- 2.19%*
  821,400  St. Laurent Paperboard Inc.**...............................    16,171,313
                                                                         ------------
           PHARMACEUTICALS -- 1.73%*
  131,200  Warner-Lambert Company......................................    12,792,000
                                                                         ------------
           PUBLISHING & TRADE SHOWS -- 1.95%*
  921,446  Ziff-Davis Inc. -- ZD**(1)..................................    14,397,594
                                                                         ------------
           RECOGNITION PRODUCTS -- 1.91%*
  577,300  Jostens, Inc.(1)............................................    14,071,688
                                                                         ------------
           SAVINGS & LOANS -- 0.07%*
  402,700  Coast Federal Litigation Contingent Payment Rights
             Trust**(7)................................................       553,712
                                                                         ------------
           SEMICONDUCTORS & ELECTRONIC EQUIPMENT -- 6.06%*
  160,000  C-Cube Microsystems Inc.**..................................    11,650,000
  293,200  The DII Group, Inc.**(3)....................................    33,149,925
                                                                         ------------
                                                                           44,799,925
                                                                         ------------
           TELECOMMUNICATIONS -- 4.04%*
  410,800  US WEST, Inc.(1)............................................    29,834,350
                                                                         ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2000

 SHARES                                                                     VALUE
 ------                                                                  ------------
           TELEPHONY -- 8.27%*
  136,000  BCE Inc.(1).................................................  $ 17,059,500
  325,900  IXnet, Inc.**...............................................    14,950,663
  160,805  Qwest Communications International Inc.**...................     7,799,043
   35,664  McLeodUSA Incorporated -- Class A**.........................     3,024,753
  430,200  Telefonica de Argentina S.A. -- ADR(3)......................    16,885,350
   26,100  Williams Communications Group, Inc.**.......................     1,352,306
                                                                         ------------
                                                                           61,071,615
                                                                         ------------
           TOTAL COMMON STOCKS (Cost $608,368,909).....................   619,076,445
                                                                         ------------

CONTRACTS (100 SHARES PER CONTRACT)
----------------------------------
PUT OPTIONS PURCHASED -- 5.86%*
           AT&T Corp.:
    4,280    Expiration April 2000, Exercise Price $50.00..............       187,250
    2,000    Expiration May 1, 2000, Exercise Price $80.00.............     4,750,000
                                                                         ------------
                                                                            4,937,250
           Alcatel S.A. -- ADR
      750    Expiration May 1, 2000, Exercise Price $60.00(6)..........     1,214,062
           The Charles Schwab Corporation
    1,200    Expiration April 26, 2000, Exercise Price $90.00(6).......     3,982,500
           The Dow Chemical Company
    2,145    Expiration April 26, 2000, Exercise Price $150.00(6)......     7,722,000
           General Motors Corporation -- Class H
    1,166    Expiration June 23, 2000, Exercise Price $200.00(6).......     8,992,775
           Lucent Technologies Inc.
    3,755    Expiration April 26, 2000, Exercise Price $90.00(6).......    10,983,375
           NEXTLINK Communications, Inc. -- Class A
    2,953    Expiration April 22, 2000, Exercise Price $70.00..........        55,516
           Viacom Inc. -- Class B
    1,986    Expiration April 12, 2000, Exercise Price $80.00(6).......     5,387,025
                                                                         ------------
           TOTAL PUT OPTIONS PURCHASED
             (Cost $43,421,028)........................................    43,274,503
                                                                         ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2000

PRINCIPAL AMOUNT                                                                    VALUE
----------------                                                                 ------------
CONVERTIBLE BONDS -- 2.77%*
   20,489,000      MindSpring Enterprises, 5.000%, 4/15/2006(2)(6)
                     (Cost $19,844,962)........................................  $ 20,489,000
                                                                                 ------------
SHORT-TERM INVESTMENTS -- 3.91%*
                   U.S. TREASURIES -- 3.87%*
                   U.S. Treasury Bills:
   11,500,000      5.77%, 4/20/2000(2).........................................    11,464,979
   17,200,000      5.60%, 4/27/2000(2).........................................    17,130,436
                                                                                 ------------
                                                                                   28,595,415
                                                                                 ------------
VARIABLE RATE DEMAND NOTES# -- 0.04%*
      303,326      Warner-Lambert Co., 5.7710%.................................       303,326
                                                                                 ------------
                   TOTAL SHORT-TERM INVESTMENTS
                     (Cost $28,898,741)........................................    28,898,741
                                                                                 ------------
                   TOTAL INVESTMENTS
                     (Cost $700,533,640).......................................  $711,738,689
                                                                                 ============

------------------------------

*    Calculated as a percentage of net assets.
**   Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2000.
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for equity swap contracts.
(3) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(4) All or a portion of the shares have been committed as collateral for written option contracts.
(5)  Foreign security.
(6)  Fair-valued security.
(7)  Litigation settlement rights.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT (UNAUDITED)
MARCH 31, 2000

SHARES                                                                    VALUE
------                                                                 ------------
 65,000  Akamai Technologies, Inc....................................  $ 10,452,813
511,055  Alcatel S.A. -- ADR.........................................    22,390,597
228,122  AT&T Corp. .................................................    12,831,862
367,180  BP Amoco Plc -- ADR.........................................    19,483,489
160,000  C-Cube Semiconductor........................................     4,560,000
 69,873  The Charles Schwab Corporation..............................     3,969,660
146,500  Delhaize America, Inc. .....................................     2,527,125
 29,000  The Dow Chemical Company....................................     3,306,000
349,225  DTE Energy Company..........................................    10,127,525
471,850  Flextronics International Ltd. .............................    33,235,934
     37  General Motors Corporation -- Class H.......................         4,606
385,928  Global Crossing Ltd. .......................................    15,798,928
 86,715  Harmonic Inc. ..............................................     7,219,024
 84,370  i2 Technologies, Inc........................................    10,303,686
     62  Lucent Technologies Inc.....................................         3,766
 35,700  McLeodUSA Incorporated -- Class A...........................     3,027,806
224,800  NEXTLINK Communications, Inc. -- Class A....................    27,804,950
109,542  Nortel Networks Corporation.................................    13,802,292
360,850  Pfizer Inc..................................................    13,193,578
867,900  Qwest Communications International Inc......................    42,093,150
410,700  Smurfit-Stone Container Corporation.........................     6,956,231
238,763  Telefonica S.A. -- ADR......................................    17,817,689
 42,497  VERITAS Software Corporation................................     5,567,107
410,300  Williams Communications Group, Inc..........................    21,258,669
516,818  Ziff-Davis Inc. -- ZDNet....................................    10,982,383
                                                                       ------------
         TOTAL SECURITIES SOLD SHORT
           (Proceeds $303,103,611)...................................  $318,718,870
                                                                       ============

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)
MARCH 31, 2000

CONTRACTS (100 SHARES PER CONTRACT)                                             VALUE
 -----------------------------------                                          ----------
CALL OPTIONS
                Columbia Energy Group
      770         Expiration April 2000, Exercise Price $60.00..............  $   52,938
                First Security Corporation:
    1,240         Expiration April 2000, Exercise Price $10.00..............     294,500
      400         Expiration April 2000, Exercise Price $12.50..............      37,500
                                                                              ----------
                                                                                 332,000
                Seagate Technology, Inc.:
       37         Expiration May 2000, Exercise Price $45.00................      63,825
       38         Expiration May 2000, Exercise Price $50.00................      60,325
                                                                              ----------
                                                                                 124,150
PUT OPTIONS
                AT&T Corp.
    4,280         Expiration April 2000, Exercise Price $55.00..............     682,146
                NEXTLINK Communications, Inc. -- Class A
    2,248         Expiration April 2000, Exercise Price $90.00..............      98,350
                                                                              ----------
                TOTAL OPTIONS WRITTEN
                  (Premiums received $5,518,501)............................  $1,289,584
                                                                              ==========

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
(UNAUDITED)

ASSETS:
  Investments, at value (Cost $700,533,640).................                    $  711,738,689
  Cash......................................................                         6,933,068
  Deposit at brokers for short sales........................                        66,503,634
  Receivable from brokers for proceeds on securities sold
     short..................................................                       265,889,228
  Receivable for investments sold...........................                        61,941,348
  Receivable for fund shares issued.........................                         3,160,154
  Receivable for forward currency exchange contracts........                           192,175
  Dividends and interest receivable.........................                           905,800
  Other receivables.........................................                           965,030
                                                                                --------------
          Total Assets......................................                     1,118,229,126
                                                                                --------------
LIABILITIES:
  Securities sold short, at value (Proceeds of
     $303,103,611)..........................................    $318,718,870
  Payable for investment securities purchased...............      56,201,319
  Options written, at value (Premiums received
     $5,518,501)............................................       1,289,584
     See accompanying schedule
  Payable on equity swap contracts..........................       1,667,523
  Payable for fund shares redeemed..........................         399,129
  Accrued interest payable..................................         162,700
  Investment advisory fee payable...........................         590,165
  Distribution fees payable.................................          86,258
  Dividends payable on short positions......................         230,038
  Accrued expenses and other payables.......................         198,539
                                                                ------------
          Total Liabilities.................................                       379,544,125
                                                                                --------------
NET ASSETS..................................................                    $  738,685,001
                                                                                ==============
NET ASSETS Consist Of:
  Accumulated undistributed net investment income...........                    $    3,010,007
  Accumulated undistributed net realized gain on investments sold, forward currency exchange contracts, securities
     sold short, equity swaps, and option contracts expired
     or closed..............................................                        31,688,253
  Net unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........      11,205,049
     Short positions........................................     (15,615,259)
     Written options........................................       4,228,917
     Equity swap contracts..................................      (1,667,523)
     Forward currency exchange contracts....................         192,175
                                                                ------------
     Net unrealized depreciation............................                        (1,656,641)
  Paid-in capital...........................................                       705,643,382
                                                                                --------------
          Total Net Assets..................................                    $  738,685,001
                                                                                ==============
NET ASSET VALUE, offering price and redemption price per
  share ($738,685,001/47,790,687 shares of beneficial
  interest outstanding).....................................                            $15.46
                                                                                        ======

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................                       $ 8,571,443
  Dividend income on long positions
     (net of foreign withholding taxes of $18,317)..........                         2,727,893
                                                                                   -----------
     Total investment income................................                        11,299,336
                                                                                   -----------
EXPENSES:
  Investment advisory fee...................................    $  3,262,522
  Distribution fees.........................................         533,350
  Transfer agent and shareholder servicing agent fees.......          96,990
  Federal and state registration fees.......................          64,490
  Professional fees.........................................          63,895
  Trustees' fees and expenses...............................          12,420
  Custody fees..............................................          72,670
  Administration fee........................................         141,674
  Reports to shareholders...................................          42,725
  Other.....................................................          13,774
                                                                ------------
     Total operating expenses before interest expense and
       dividends on short positions.........................                         4,304,510
  Interest expense..........................................                           782,437
  Dividends on short positions..............................                           848,911
                                                                                   -----------
     Total expenses.........................................                         5,935,858
                                                                                   -----------
NET INVESTMENT INCOME.......................................                         5,363,478
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
     Long transactions and foreign currency related items...      54,479,513
     Short transactions.....................................     (24,270,334)
     Option contracts expired or closed.....................       4,722,524
     Equity swap contracts..................................       8,977,913
     Forward currency exchange contracts....................          20,442
                                                                ------------
     Net realized gain......................................                        43,930,058
  Change in unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........      18,267,714
     Short positions........................................     (12,885,592)
     Written options........................................       2,250,922
     Equity swap contracts..................................      (1,667,523)
     Forward currency exchange contracts....................         382,854
                                                                ------------
     Net unrealized gain....................................                         6,348,375
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                        50,278,433
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $55,641,911
                                                                                   ===========

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares.....................................  $   517,829,073
Repurchases of Capital Shares...............................     (408,493,757)
Net Change in Receivables/Payables Related to Capital Share
  Transactions..............................................       (6,726,384)
                                                              ---------------
Cash Provided by Capital Share Transactions.................      102,608,932
Cash Used by Borrowings.....................................     (162,600,000)
Distributions Paid in Cash*.................................       (1,741,613)
                                                              ---------------
                                                                                  $(61,732,681)
                                                                                 -------------
CASH (USED) PROVIDED BY OPERATIONS:
Purchases of Investments....................................   (2,232,071,449)
Proceeds from Sales of Investments..........................    2,315,682,529
                                                              ---------------
                                                                   83,611,080
                                                              ---------------
Increase in Deposit at Brokers for Short Sales..............      (37,080,980)
Net Investment Income.......................................        5,363,478
Net Change in Receivables/Payables Related to Operations....       (1,048,292)
                                                              ---------------
                                                                  (32,765,794)
                                                              ---------------
                                                                                    50,845,286
                                                                                 -------------
Net Decrease in Cash........................................                       (10,887,395)
Cash, Beginning of Year.....................................                        17,820,463
                                                                                 -------------
Cash, End of Year...........................................                     $   6,933,068
                                                                                 =============

------------------------------

*Non-cash financing activities include reinvestment of dividends of $46,260,669.

                       See notes to financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED     FISCAL YEAR ENDED
                                                             MARCH 31, 2000      SEPTEMBER 30, 1999
                                                            ----------------     ------------------
                                                              (UNAUDITED)
Net investment income.....................................    $  5,363,478          $  2,473,322
Net realized gain on investments sold, forward currency
  exchange contracts, securities sold short, equity swap
  contracts, and option contracts expired or closed.......      43,930,058            54,231,596
Change in unrealized appreciation (depreciation) of
  investments, forward currency exchange contracts, short
  positions, equity swap contracts and written options....       6,348,375            24,245,755
                                                              ------------          ------------
Net increase in net assets resulting from operations......      55,641,911            80,950,673
                                                              ------------          ------------
Distributions to shareholders from:
  Net investment income...................................      (2,863,460)           (5,109,498)
  Net realized gains......................................     (45,138,822)          (25,528,920)
                                                              ------------          ------------
  Total dividends and distributions.......................     (48,002,282)          (30,638,418)
                                                              ------------          ------------
Net increase in net assets from capital share transactions
  (Note 5)................................................     155,595,985            98,744,768
                                                              ------------          ------------
Net increase in net assets................................     163,235,614           149,057,023

NET ASSETS:
Beginning of period.......................................     575,449,387           426,392,364
                                                              ------------          ------------
End of period (including accumulated undistributed net
  investment income of $3,010,007 and $510,322,
  respectively)...........................................    $738,685,001          $575,449,387
                                                              ============          ============

                       See notes to financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                               SIX MONTHS          YEAR               YEAR            TEN MONTHS              YEAR ENDED
                                  ENDED            ENDED              ENDED              ENDED               NOVEMBER 30,
                                MARCH 31,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      ----------------------
                                  2000             1999               1998              1997(7)           1996          1995
                               -----------     -------------      -------------      -------------      --------      --------
                               (UNAUDITED)
Net Asset Value, beginning
 of period.................       $15.37           $13.90             $15.35             $15.41           $14.87        $13.72
Income from investment
 operations:
 Net investment income.....         0.12(2)          0.08(2)(3)         0.20(2)(3)         0.02(2)(3)       0.20(2)(3)    0.08(2)(3)
 Net realized and
   unrealized gain (loss)
   on investments..........         1.19             2.71              (0.05)              1.35             1.24          1.78
                                --------         --------           --------           --------         --------      --------
 Total from investment
   operations..............         1.31             2.79               0.15               1.37             1.44          1.86
Less distributions:
 Dividends from net
   investment income.......        (0.07)           (0.22)             (0.03)             (0.19)           (0.08)           --
 Distributions from net
   realized gains..........        (1.15)           (1.10)             (1.57)             (1.24)           (0.82)        (0.71)
                                --------         --------           --------           --------         --------      --------
 Total distributions.......        (1.22)           (1.32)             (1.60)             (1.43)           (0.90)        (0.71)
                                --------         --------           --------           --------         --------      --------
Net Asset Value, end of
 period....................       $15.46           $15.37             $13.90             $15.35           $15.41        $14.87
                                ========         ========           ========           ========         ========      ========
Total Return...............         8.93%(5)        21.39%              0.82%              9.68%(5)        10.26%        14.26%
Supplemental Data and
 Ratios:
 Net assets, end of period
   (000's).................     $738,685         $575,449           $426,392           $445,987         $489,084      $243,082
 Ratio of operating
   expenses to average net
   assets..................         1.32%(1)         1.38%(1)           1.33%(1)           1.36%(1)(6)      1.36%(1)      1.41%(1)
 Ratio of interest expense
   and dividends on short
   positions to average net
   assets..................         0.50%            1.07%              1.93%              2.93%(6)         0.95%         2.42%
 Ratio of net investment
   income to average net
   assets..................         1.64%            0.54%              1.36%              0.13%(6)         1.36%         0.57%
 Portfolio turnover
   rate(4).................       204.99%          386.52%            355.38%            271.24%          276.99%       290.48%

------------------------------

(1) For the six months ended March 31, 2000, the years ended September 30, 1999 and 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996 and 1995, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 2000, the years ended September 30, 1999 and 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996 and 1995, were 1.82%, 2.45%, 3.26 %, 4.29%, 2.31% and 3.83%, respectively.

(2) Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2000, the years ended September 30, 1999 and 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996 and 1995, was $0.16, $0.23, $0.49, $0.38,
    $0.35 and $0.42, respectively.

(3) Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.

(4) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long position throughout the period.

(5) Not annualized.

(6) Annualized.

(7) Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

                       See notes to financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

     Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. At March 31, 2000 fair valued long securities represent 8.3% of investments, at value. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

     Cash and liquid securities in the amount of $318,722,112 have been committed as collateral for open short investment positions and specifically identified in the Fund's records. The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

C. Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

D. Written Option Accounting

     The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

E. Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Forward Currency Exchange Contracts

     The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

G. Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss and straddle loss deferrals and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at September 30, 1999. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

H. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. Foreign Securities

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

J. Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

K. When-Issued Securities

     The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

L. Other

     Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $7,600,589 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

     Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

     Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

     The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

     Changes in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED                   YEAR ENDED
                                             MARCH 31, 2000                SEPTEMBER 30, 1999
                                      -----------------------------   -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------   --------------   ------------   --------------
        Sold........................   33,815,525    $ 517,829,073     34,234,589    $ 500,045,668
        Issued as reinvestment of
          dividends.................    3,145,089       46,260,669      2,104,113       28,405,531
        Redeemed....................  (26,621,533)    (408,493,757)   (29,554,687)    (429,706,431)
                                      -----------    -------------    -----------    -------------
        Net increase................   10,339,081    $ 155,595,985      6,784,015    $  98,744,768
                                      ===========    =============    ===========    =============

     Effective August 9, 1999 through the six months ended March 31, 2000, The Merger Fund was closed to new investors.

NOTE 6 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended March 31, 2000 (excluding short-term investments, options and short positions) aggregated $1,243,749,963 and $1,332,472,466, respectively.

     At March 31, 2000, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

        Appreciation................................................  $ 45,607,929
        (Depreciation)..............................................   (36,057,977)
                                                                      ------------
        Net unrealized appreciation on investments..................  $  9,549,952
                                                                      ============

     At March 31, 2000, the cost of investments for federal income tax purposes was $702,188,737. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses. The Fund realized, on a tax basis, post-October losses through September 30, 1999 of $6,585,077 which are not recognized for tax purposes until the first day of the following fiscal year.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 7 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the six months ended March 31, 2000, were as follows:

                                                                       PREMIUM       NUMBER OF
                                                                        AMOUNT       CONTRACTS
                                                                     ------------    ---------
        Options outstanding at September 30, 1999..................  $  5,717,202       7,063
        Options written............................................    17,750,861      28,721
        Options closed.............................................    (2,383,592)     (6,059)
        Options exercised..........................................   (10,347,723)    (14,536)
        Options expired............................................    (5,218,247)     (6,176)
                                                                     ------------     -------
        Options outstanding at March 31, 2000......................  $  5,518,501       9,013
                                                                     ============     =======

NOTE 8 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2000, the Fund incurred $533,350 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 9 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 1999 to January 31, 2000, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.875%. The interest rate changed on February 1, 2000 to the Federal Funds Rate plus 0.75% (weighted average rate of 6.26% during the six months ended March 31, 2000). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 2000, the Fund had an outstanding average daily balance of $24,137,044. The maximum amount outstanding during the six months ended March 31, 2000, was $160,700,000. Cash paid for interest amounted to $1,430,795 for the six months ended March 31, 2000. At March 31, 2000, the Fund did not have a loan payable balance.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2000 (UNAUDITED)

NOTE 10 -- FORWARD CURRENCY EXCHANGE CONTRACTS

     At March 31, 2000, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive currencies at a specified future date. The net unrealized appreciation of $192,175 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

                         CURRENCY TO          U.S. $ VALUE AT         CURRENCY TO         U.S. $ VALUE AT
SETTLEMENT DATE         BE DELIVERED          MARCH 31, 2000          BE RECEIVED         MARCH 31, 2000
---------------  ---------------------------  ---------------   -----------------------   ---------------
    4/10/00       24,077,210 British Pounds     $38,412,905     38,692,940 U.S. Dollars     $38,692,940
    4/14/00      18,549,300 Canadian Dollars    $12,782,801     12,694,941 U.S. Dollars     $12,694,941

NOTE 11 -- EQUITY SWAP CONTRACTS

     The Fund has entered into both long and short equity swap contracts with three major broker/dealers: Bear Stearns, & Co., Deutsche Bank and J.P. Morgan Securities. A long equity swap contract allows the Fund to receive from the counterparty any appreciation and dividends paid on an individual security and pay the counterparty LIBOR rate plus between 50 and 100 basis points based on the notional amount of the contract as well as any depreciation on an individual security. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security and receive from the counterparty LIBOR rate less between 50 and 100 basis points based on the notional amount of the contract as well as any depreciation on an individual security.

     Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

     Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net unrealized gain by counterparty, if any, on the contract, along with dividends and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2000, the Fund had the following open contracts:

                                                           UNREALIZED
TERMINATION DATE       SECURITY         SHARES     APPRECIATION (DEPRECIATION)
----------------  ------------------  ----------   ---------------------------
    5/19/00         BOC Group plc      1,631,800           $(1,976,884)
    7/31/00       Burmah Castrol plc     880,700               309,361
                                                           -----------
                                                           $(1,667,523)
                                                           ===========

     For the period ended March 31, 2000, the Fund realized gains of $8,977,913 upon the termination of equity swap contracts.

INVESTMENT ADVISER
      Westchester Capital Management, Inc.
      100 Summit Lake Drive
      Valhalla, NY 10595
      (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
      PAYING AGENT, AND SHAREHOLDER
      SERVICING AGENT
      Firstar Mutual Fund Services, LLC
      615 East Michigan Street
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

CUSTODIAN
      Firstar Bank, N.A.
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

TRUSTEES
      Frederick W. Green
      Michael J. Downey
      James P. Logan III

EXECUTIVE OFFICERS
      Frederick W. Green, President
      Bonnie L. Smith, Vice President, Treasurer and Secretary

COUNSEL
      Fulbright & Jaworski L.L.P.
      666 Fifth Avenue
      New York, NY 10103

INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      100 East Wisconsin Avenue
      Milwaukee, WI 53202

                                                     [THE MERGER FUND(R) LOGO]

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2000